PNC LARGE CAP CORE EQUITY FUND (Second Summary Prospectus) | PNC LARGE CAP CORE EQUITY FUND
PNC Large Cap Core Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 7 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 27 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.